Income Taxes - Schedule of Income Tax Expense (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Income Tax Expense [Abstract]
Current income tax expense			¥ 326
Income tax expenses			¥ 326